Other non-current assets	12 Months Ended
Dec. 31, 2023
Other non-current assets,
Other non-current assets
6.	Other non-current assets

Other non-current assets consisted of non-current restricted cash and financial assets held at fair value through profit or loss or through OCI.

	At December 31,
(in thousands of $)	2023	2022	2021
Non-current restricted cash	$2,419	$1,736	$1,707
Non-current financial assets held at fair value through profit or loss	21,715	21,715	17,459
Non-current financial assets held at fair value through OCI	15,528	17,443	35,710
Total other non-current assets	$39,662	$40,894	$54,876

Non-current restricted cash on December 31, 2023 was mainly composed of deposit guarantees paid under the lease agreements for the laboratory and offices of the Company.

Non-current financial assets held at fair value through profit or loss is comprised of the profit share in AgomAb Therapeutics NV. In March 2019, the Company entered into a license agreement with AgomAb Therapeutics NV for the use of HGF-mimetic SIMPLE Antibodies™, developed under the Company’s Immunology Innovative Program. In exchange for granting this license, the Company received a profit share in AgomAb Therapeutics NV. Since AgomAb Therapeutics NV is a private company, the valuation of the profit share is based on level 3 assumptions.

In June 2022, AgomAb Therapeutics NV secured €38.4 million as a result of the extension of Series B. The Company used the post-money valuation of this Series B financing round and the number of outstanding shares in determining the fair value of the profit-sharing instrument, which resulted in a change in fair value of non-current financial assets of $4.3 million recorded through profit or loss in 2022.

In October 2023, AgomAb Therapeutics NV secured $100.0 million as a result of a Series C financing round. The Company’s profit share diluted as the number of shares held by the company stayed stable where the post-money valuation of AgomAb increased, which results in no change in fair value of the non-current asset.

Fair value changes on non-current financial assets with fair value through profit or loss are recognized in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss) under “Other operating income”.

As part of the license agreement for the development and commercialization for efgartigimod in Greater China, in 2021 the Company obtained, amongst others, 568,182 newly issued Zai Lab shares calculated at a price of $132 per share. The fair value of the equity instrument at reporting date is determined by reference to the closing price of such securities at each reporting date (classified as level 1 in the fair value hierarchy). The Company made the irrevocable election to recognize subsequent changes in fair value through OCI under “Fair value gain/(loss) on investments in equity instruments designated as at FVTOCI”.

The table below illustrates these non-current financials assets at fair value through profit or loss or OCI as of December 31, 2023, 2022 and 2021.

	At December 31,
(in thousands of $)	2023	2022	2021
Cost at January 1	$76,659	$76,659	$1,659
Additions of the year	—	—	75,000
Cost at December 31	$76,659	$76,659	$76,659

Fair value adjustments at January 1	$(37,501)	$(23,490)	$4,648
Fair value adjustment of the year through profit or loss	—	4,256	11,152
Fair value adjustment of the year through OCI	(1,915)	(18,267)	(39,290)
Fair value adjustment at December 31	$(39,416)	$(37,501)	$(23,490)

Net book value at December 31	$37,243	$39,158	$53,169